Related Party Transactions - Summary of Significant Transactions with Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Sales	₩ 23,416	₩ 24,312	₩ 37,282
Purchases	19,055	128,252	156,259
K-Realty CR-REITs No.1 [member]
Disclosure of transactions between related parties [line items]
Sales	1,302	2,088	2,233
Purchases	0	31,984	35,532
MOS GS Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales		493	704
Purchases		12,023	16,946
MOS Daegu Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales		229	335
Purchases		8,775	8,514
MOS Chungcheong Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales		540	455
Purchases		9,159	15,542
MOS Gangnam Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales		333	484
Purchases		11,549	16,380
MOS GB Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales		1,378	987
Purchases		16,519	21,651
MOS BS Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales		324	460
Purchases		11,193	15,957
MOS Honam Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales		331	493
Purchases		10,499	14,294
Others [member]
Disclosure of transactions between related parties [line items]
Sales		2,888	1,149
Purchases		9,547	11,384
K Bank Inc. [member]
Disclosure of transactions between related parties [line items]
Sales	17,815	15,705	29,939
Purchases	8,524	7,004	59
NgeneBio [member]
Disclosure of transactions between related parties [line items]
Sales	1,498	₩ 3	₩ 43
Purchases	10,531
K-Realty CR-REITs No.10 [member]
Disclosure of transactions between related parties [line items]
Sales	₩ 2,801